Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting
4.	Segment reporting
As disclosed in Note 2, the Group operates and manages its business as one operating segment.
The majority of the Group’s revenue is generated from long-term out-license
contracts which provide the customer with exclusive rights to a particular territory, which generally span multiple countries or a particular continent, as well as the Group’s promises to continue development of the underlying compound and to provide supply of the product to the customer upon commercialization. Therefore, based on the nature of the customer agreements, revenue information is not currently available on a country-by-country
basis.
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license
contracts, is as follows (in thousands):

	2022	2021	2020
North America	30,780	11,660	37,928
Europe	39,433	20,509	19,710
Asia	6,798	1,323	4,107
Other	6,018	3,280	4,871

	83,029	36,772	66,616

Non-current
assets, excluding financial instruments and deferred tax assets, based on the location of the asset is as follows (in thousands):

	2022	2021
North America	240	439
Europe	334,837	249,803
Asia and Other	3,715	2,194

	338,792	252,436

Revenue from transactions with individual customers that exceed ten percent or more of the Group’s total revenue is as follows
(in thousands, except for percentages):

	2022		2021		2020
	Revenue	% Total	Revenue	% Total	Revenue	% Total
Customer A	17,940	21.6%	10,070	27.4%	36,270	54.4%
Customer B	38,376	46.2%	18,369	50.0%	18,572	27.9%